Share-based payments (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Reconciliation of Outstanding Share Based Payments
a.    Reconciliation of outstanding share based payments

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
38	16-Sep-17	15-Sep-24	A$1.52	50,000		—	(50,000)		—	—
39	13-Oct-17	12-Oct-24	A$1.92	815,000		—	(815,000)		—	—
39a	13-Oct-17	12-Oct-24	A$1.74	902,425		—	(902,425)		—	—
40	24-Nov-17	23-Nov-24	A$1.39	750,000		—	(750,000)		—	—
40a	24-Nov-17	23-Nov-24	A$1.26	750,000		—	(750,000)	*	—	—
41	18-Jun-18	17-Jun-25	A$1.50	200,000		(200,000)	—		—	—
42	11-Jul-18	10-Jul-25	A$1.54	200,000		(200,000)	—		—	—
43	18-Jul-18	17-Jul-25	A$1.85	2,998,332		(1,225,000)	—		1,773,332	1,773,332
43b	18-Jul-18	17-Jul-25	A$1.85	350,000		—	—		350,000	350,000
45	30-Nov-18	29-Nov-25	A$1.31	590,000		(100,000)	—		490,000	490,000
46	19-Jan-19	18-Jan-26	A$1.43	3,333		—	—		3,333	3,333
47	19-Jan-19	18-Jan-26	A$1.43	150,000		—	—		150,000	150,000
48	04-Apr-19	03-Apr-26	A$1.46	300,000		—	—		300,000	300,000
49	20-Jul-19	19-Jul-26	A$1.60	2,708,669		(627,000)	—		2,081,669	2,081,669
49a	20-Jul-19	19-Jul-26	A$1.45	2,833,332		(466,666)	—		2,366,666	2,016,666
49b	20-Jul-19	19-Jul-26	A$1.45	1,346,667		—	—		1,346,667	1,346,667
49c	20-Jul-19	19-Jul-26	A$1.45	538,667		—	—		538,667	538,667
50	20-Jul-19	19-Jul-26	A$1.45	700,000		(525,000)	—		175,000	—
54	25-Nov-19	24-Nov-26	A$1.96	20,000		—	—		20,000	20,000
55	29-May-19	28-May-26	A$1.46	350,000		—	—		350,000	350,000
56	18-Nov-19	17-Nov-26	A$1.81	200,000		—	—		200,000	200,000

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
57	25-Nov-19	24-Nov-26	A$1.78	100,000		—	—		100,000	100,000
58	25-Nov-19	24-Nov-26	A$1.96	150,000		—	—		150,000	150,000
59	24-Jan-20	23-Jan-27	A$3.36	10,000		—	—		10,000	10,000
63	18-May-20	17-May-27	A$4.00	1,200,000		—	—		1,200,000	1,200,000
63a	18-May-20	17-May-27	A$3.63	1,200,000		—	—		1,200,000	900,000
64	16-Jul-20	15-Jul-27	A$3.73	3,040,000		—	—		3,040,000	3,040,000
64a	16-Jul-20	15-Jul-27	A$3.39	1,735,000		—	—		1,735,000	1,013,334
64c	16-Jul-20	15-Jul-27	A$3.39	350,000		—	—		350,000	116,666
64d	16-Jul-20	15-Jul-27	A$3.39	300,000		—	—		300,000	200,000
64e	16-Jul-20	15-Jul-27	A$3.39	1,200,000		—	—		1,200,000	1,200,000
66	11-Sep-20	10-Sep-27	A$4.76	200,000		—	—		200,000	100,000
68	20-Nov-20	19-Nov-27	A$3.58	200,000		—	—		200,000	200,000
69	20-Nov-20	19-Nov-27	A$3.58	100,000		—	—		100,000	100,000
71	17-Feb-21	16-Feb-28	A$2.65	250,000		—	—		250,000	250,000
72	15-Apr-21	14-Apr-28	A$2.26	200,000		—	—		200,000	200,000
74	08-Sep-21	07-Sep-28	A$1.93	2,929,666		(290,769)	(16,666)		2,622,231	2,622,231
74a	08-Sep-21	07-Sep-28	A$1.75	3,850,000		—	—		3,850,000	2,780,000
74b	08-Sep-21	07-Sep-28	A$1.75	1,550,000		—	—		1,550,000	620,000
75	23-Dec-21	22-Dec-28	A$1.40	200,000		—	—		200,000	200,000
76	17-Oct-22	16-Oct-29	A$1.01	1,250,000		—	—		1,250,000	833,334
77	23-May-22	22-May-29	A$0.99	200,000		—	—		200,000	200,000
78	24-Aug-22	23-Aug-29	A$0.83	200,000		—	—		200,000	133,334
79	17-Oct-22	16-Oct-29	A$1.11	5,054,500		(1,023,334)	(30,000)		3,936,166	2,278,000
79	17-Oct-22	16-Oct-29	A$1.11				(65,000)	*
79a	17-Oct-22	16-Oct-29	A$1.01	4,350,000		(180,000)	—		4,170,000	1,636,250
79b	17-Oct-22	16-Oct-29	A$1.11	225,000		—	—		225,000	150,000
79c	17-Oct-22	16-Oct-29	A$1.01	3,225,000		—	—		3,225,000	600,000
79d	17-Oct-22	16-Oct-29	A$1.01	1,200,000		—	—		1,200,000	550,000
80	08-Aug-22	07-Aug-29	A$0.91	100,000		—	—		100,000	100,000
81	11-Dec-20	10-Dec-27	A$4.58	100,000		—	—		100,000	100,000
82	21-Nov-22	20-Nov-29	A$1.10	100,000		(66,667)	—		33,333	—
83	30-Mar-23	29-Mar-30	A$1.01	45,000		—	—		45,000	30,000
84	30-Mar-23	29-Mar-30	A$0.92	600,000		—	—		600,000	300,000
85	12-Oct-23	11-Oct-30	A$0.36	2,493,835		—	—		2,493,835	2,493,835
86	12-Oct-23	11-Oct-30	A$0.36	1,853,889		—	—		1,853,889	1,853,889
87	16-Oct-23	15-Oct-30	A$0.39	5,434,500		(560,334)	(130,000)	*	4,744,166	1,211,168
87a	16-Oct-23	15-Oct-30	A$0.35	1,995,000		(326,667)	—		1,668,333	—
87b	16-Oct-23	15-Oct-30	A$0.35	3,160,000		—	—		3,160,000	954,667
87c	16-Oct-23	15-Oct-30	A$0.35	2,730,000		(820,000)	(270,000)	*	1,640,000	—
88	16-Oct-23	15-Oct-30	A$0.35	873,393		(426,092)	—		447,301	447,301
89	24-Oct-23	23-Oct-30	A$0.37	985,000		—	—		985,000	328,333
90	28-Feb-24	28-May-24	A$0.01	—		—	—		—	—
91	11-Mar-24	10-Mar-31	A$0.32	—	540,000	—	—		540,000	180,000
92	16-Oct-23	15-Oct-30	A$0.35	300,000		—	—		300,000	100,000
93	30-May-24	29-May-31	A$1.23	220,000		—	—		220,000	220,000
94	30-May-24	29-May-31	A$1.23	200,000		—	—		200,000	—
95	30-May-24	29-May-31	A$1.35		210,000	—	(10,000)	*	200,000	70,000
96	10-Sep-24	09-Sep-31	A$0.01		5,591,540	(1,997,084)	—		3,594,456	3,594,456
96a	10-Sep-24	14-Mar-25	A$0.01		3,126,752	(3,126,752)	—		—	—
96a	10-Sep-24	13-Mar-26	A$0.01		7,295,759	(4,310,739)	—		2,985,020	2,985,020
96b	10-Sep-24	09-Sep-31	A$0.01		475,968	(129,559)	—		346,409	346,409
96c	10-Sep-24	09-Sep-31	A$0.01		2,222,000	—	—		2,222,000	2,222,000

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
96d	10-Sep-24	14-Mar-25	A$0.01		548,851	(548,851)	—		—	—
96d	10-Sep-24	13-Mar-26	A$0.01		1,280,651	—	—		1,280,651	1,280,651
97	27-Aug-24	26-Aug-31	A$1.07		5,852,000	—	(30,000)	*	5,822,000	—
97a	27-Aug-24	26-Aug-31	A$0.97		6,800,000	—	—		6,800,000	—
97b	27-Aug-24	26-Aug-31	A$0.97		4,839,000	—	—		4,839,000	—
97c	27-Aug-24	26-Aug-31	A$1.07		240,000	—	—		240,000	—
97d	27-Aug-24	26-Aug-31	A$1.07		225,000	—	—		225,000	—
98	14-Oct-24	13-Oct-31	A$1.44		274,223	—	—		274,223	91,408
99	27-Aug-24	26-Aug-31	A$0.97		1,395,389	—	—		1,395,389	930,261
100	17-Dec-24	16-Dec-31	A$2.01		235,000	—	(225,000)	*	10,000	—
101	17-Dec-24	16-Dec-31	A$1.83		483,514	—	(178,254)	*	305,260	77,986
102	17-Dec-24	16-Dec-31	A$1.83		235,295	—	—		235,295	—
103	10-May-25	09-May-32	A$1.89		180,000	—	(25,000)	*	155,000	—
104	10-May-25	09-May-32	A$1.72		215,000	—	—		215,000	—
105	10-May-25	09-May-32	A$1.72		197,411	—	—		197,411	98,705
106	10-May-25	09-May-32	A$1.72		100,000	—	—		100,000	—
June 30, 2025				72,416,208	42,563,353	(17,150,514)	(4,247,345)		93,581,702	51,019,572
Weighted average share purchase price				A$1.43	A$0.55	A$0.48	A$1.50		A$1.20	A$1.37

(1)The dates presented in the grant date column represent the date on which board approval was obtained. For valuation dates per IFRS 2, refer to Note 17(c).

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)	Closing Balance	Vested and exercisable No (end of year)
35a	08-Jul-20	08-Jul-23	A$2.86	1,500,000		—	(1,500,000)	—	—
36	06-Dec-16	05-Dec-23	A$1.31	533,000		—	(533,000)	—	—
36a	06-Dec-16	05-Dec-23	A$1.19	1,950,730		—	(1,950,730)	—	—
38	16-Sep-17	15-Sep-24	A$1.52	50,000		—	—	50,000	50,000
39	13-Oct-17	12-Oct-24	A$1.92	975,000		—	(160,000)	815,000	815,000
39a	13-Oct-17	12-Oct-24	A$1.74	902,425		—	—	902,425	902,425
40	24-Nov-17	23-Nov-24	A$1.39	750,000		—	—	750,000	750,000
40a	24-Nov-17	23-Nov-24	A$1.26	750,000		—	—	750,000	—
41	18-Jun-18	17-Jun-25	A$1.50	200,000		—	—	200,000	200,000
42	11-Jul-18	10-Jul-25	A$1.54	200,000		—	—	200,000	200,000
43	18-Jul-18	17-Jul-25	A$1.85	3,133,332		—	(135,000)	2,998,332	2,998,332
43b	18-Jul-18	17-Jul-25	A$1.85	350,000		—	—	350,000	350,000
45	30-Nov-18	29-Nov-25	A$1.31	590,000		—	—	590,000	590,000
46	19-Jan-19	18-Jan-26	A$1.43	3,333		—	—	3,333	3,333
47	19-Jan-19	18-Jan-26	A$1.43	150,000		—	—	150,000	150,000
48	04-Apr-19	03-Apr-26	A$1.46	300,000		—	—	300,000	300,000
49	20-Jul-19	19-Jul-26	A$1.60	3,018,669		—	(310,000)	2,708,669	2,708,669
49a	20-Jul-19	19-Jul-26	A$1.45	2,833,332		—	—	2,833,332	1,883,332
49b	20-Jul-19	19-Jul-26	A$1.45	1,346,667		—	—	1,346,667	673,334
49c	20-Jul-19	19-Jul-26	A$1.45	538,667		—	—	538,667	538,667
50	20-Jul-19	19-Jul-26	A$1.45	700,000		—	—	700,000	175,000
54	25-Nov-19	24-Nov-26	A$1.96	20,000		—	—	20,000	20,000
55	29-May-19	28-May-26	A$1.46	350,000		—	—	350,000	300,000
56	18-Nov-19	17-Nov-26	A$1.81	200,000		—	—	200,000	200,000
57	25-Nov-19	24-Nov-26	A$1.78	100,000		—	—	100,000	100,000
58	25-Nov-19	24-Nov-26	A$1.96	150,000		—	—	150,000	150,000

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
59	24-Jan-20	23-Jan-27	A$3.36	10,000		—	—		10,000	10,000
63	18-May-20	17-May-27	A$4.00	1,200,000		—	—		1,200,000	1,200,000
63a	18-May-20	17-May-27	A$3.63	1,200,000		—	—		1,200,000	500,000
64	16-Jul-20	15-Jul-27	A$3.73	3,253,333		—	(213,333)		3,040,000	3,040,000
64a	16-Jul-20	15-Jul-27	A$3.39	1,735,000		—	—		1,735,000	478,334
64c	16-Jul-20	15-Jul-27	A$3.39	350,000		—	—		350,000	116,666
64d	16-Jul-20	15-Jul-27	A$3.39	300,000		—	—		300,000	200,000
64e	16-Jul-20	15-Jul-27	A$3.39	1,200,000		—	—		1,200,000	720,000
66	11-Sep-20	10-Sep-27	A$4.76	200,000		—	—		200,000	100,000
68	20-Nov-20	19-Nov-27	A$3.58	200,000		—	—		200,000	200,000
69	20-Nov-20	19-Nov-27	A$3.58	100,000		—	—		100,000	100,000
71	17-Feb-21	16-Feb-28	A$2.65	250,000		—	—		250,000	250,000
72	15-Apr-21	14-Apr-28	A$2.26	200,000		—	—		200,000	200,000
74	08-Sep-21	07-Sep-28	A$1.93	3,186,333		—	(143,335)		2,929,666	1,942,003
74	08-Sep-21	07-Sep-28	A$1.93				(113,332)	*
74a	08-Sep-21	07-Sep-28	A$1.75	3,850,000		—	—		3,850,000	1,653,334
74b	08-Sep-21	07-Sep-28	A$1.75	1,550,000		—	—		1,550,000	620,000
75	23-Dec-21	22-Dec-28	A$1.40	200,000		—	—		200,000	200,000
76	17-Oct-22	16-Oct-29	A$1.01	1,250,000		—	—		1,250,000	416,667
77	23-May-22	22-May-29	A$0.99	200,000		—	—		200,000	133,334
78	24-Aug-22	23-Aug-29	A$0.83	200,000		—	—		200,000	66,667
79	17-Oct-22	16-Oct-29	A$1.11	5,754,500		—	(30,000)		5,054,500	1,668,167
79	17-Oct-22	16-Oct-29	A$1.11				(670,000)	*
79a	17-Oct-22	16-Oct-29	A$1.01	4,350,000		—	—		4,350,000	635,000
79b	17-Oct-22	16-Oct-29	A$1.11	225,000		—	—		225,000	75,000
79c	17-Oct-22	16-Oct-29	A$1.01	3,225,000		—	—		3,225,000	—
79d	17-Oct-22	16-Oct-29	A$1.01	1,200,000		—	—		1,200,000	390,000
80	08-Aug-22	07-Aug-29	A$0.91	100,000		—	—		100,000	100,000
81	11-Dec-20	10-Dec-27	A$4.58	100,000		—	—		100,000	100,000
82	21-Nov-22	20-Nov-29	A$1.10	100,000		—	—		100,000	33,334
83	30-Mar-23	29-Mar-30	A$1.01	150,000		—	(105,000)	*	45,000	15,000
84	30-Mar-23	29-Mar-30	A$0.92	—	600,000	—	—		600,000	100,000
85	12-Oct-23	11-Oct-30	A$0.36	—	2,493,835	—	—		2,493,835	831,279
86	12-Oct-23	11-Oct-30	A$0.36	—	1,853,889	—	—		1,853,889	617,965
87	16-Oct-23	15-Oct-30	A$0.39	—	5,459,500	—	(25,000)	*	5,434,500	—
87a	16-Oct-23	15-Oct-30	A$0.35	—	1,995,000	—	—		1,995,000	—
87b	16-Oct-23	15-Oct-30	A$0.35	—	3,160,000	—	—		3,160,000	—
87c	16-Oct-23	15-Oct-30	A$0.35	—	2,730,000	—	—		2,730,000	—
88	16-Oct-23	15-Oct-30	A$0.35	—	873,393	—	—		873,393	291,131
89	24-Oct-23	23-Oct-30	A$0.37	—	985,000	—	—		985,000	—
90	28-Feb-24	28-May-24	A$0.01	—	1,072,363	(1,072,363)	—		—	—
92	16-Oct-23	15-Oct-30	A$0.35	—	300,000	—	—		300,000	—
93	30-May-24	29-May-31	A$1.23	—	220,000	—	—		220,000	—
94	30-May-24	29-May-31	A$1.23	—	200,000	—	—		200,000	—
June 30, 2024				57,434,321	21,942,980	(1,072,363)	(5,888,730)		72,416,208	31,061,973
Weighted average share purchase price				A$1.85	A$0.38	A$0.01	A$1.79		A$1.43	A$1.98

(1)The dates presented in the grant date column represent the date on which board approval was obtained. For valuation dates per IFRS 2, refer to Note 17(c).

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
34	27-Apr-16	6-Mar-23	US$2.80	1,678,979	—	—	(1,678,979)		—	—
34b	31-Oct-16	6-Mar-23	A$2.80	200,000	—	—	(200,000)		—	—
35a	8-Jul-20	8-Jul-23	A$2.86	1,500,000	—	—	—		1,500,000	1,500,000
36	6-Dec-16	5-Dec-23	A$1.31	533,000	—	—	—		533,000	533,000
36a	6-Dec-16	5-Dec-23	A$1.19	1,950,730	—	—	—		1,950,730	1,809,064
38	16-Sep-17	15-Sep-24	A$1.54	50,000	—	—	—		50,000	50,000
38a	16-Sep-17	15-Sep-24	A$1.40	150,000	—	—	(150,000)		—	—
39	13-Oct-17	12-Oct-24	A$1.94	975,000	—	—	—		975,000	975,000
39a	13-Oct-17	12-Oct-24	A$1.76	902,425	—	—	—		902,425	902,425
40	24-Nov-17	23-Nov-24	A$1.41	750,000	—	—	—		750,000	750,000
40a	24-Nov-17	23-Nov-24	A$1.28	750,000	—	—	—		750,000	—
41	18-Jun-18	17-Jun-25	A$1.52	200,000	—	—	—		200,000	200,000
42	11-Jul-18	10-Jul-25	A$1.56	200,000	—	—	—		200,000	200,000
43	18-Jul-18	17-Jul-25	A$1.87	3,793,332	—	—	(660,000)		3,133,332	3,133,332
43b	18-Jul-18	17-Jul-25	A$1.87	350,000	—	—	—		350,000	350,000
45	30-Nov-18	29-Nov-25	A$1.33	590,000	—	—	—		590,000	590,000
46	19-Jan-19	18-Jan-26	A$1.45	3,333	—	—	—		3,333	3,333
47	19-Jan-19	18-Jan-26	A$1.45	150,000	—	—	—		150,000	150,000
48	4-Apr-19	3-Apr-26	A$1.48	300,000	—	—	—		300,000	300,000
49	20-Jul-19	19-Jul-26	A$1.62	3,098,670	—	—	(66,667)		3,018,669	3,018,669
49	20-Jul-19	19-Jul-26	A$1.62		—	—	(13,334)	*
49a	20-Jul-19	19-Jul-26	A$1.47	3,499,998	—	—	(466,666)		2,833,332	1,883,332
49a	20-Jul-19	19-Jul-26	A$1.47		—	—	(200,000)	*
49b	20-Jul-19	19-Jul-26	A$1.47	1,346,667	—	—	—		1,346,667	673,334
49c	20-Jul-19	19-Jul-26	A$1.47	538,667	—	—	—		538,667	538,667
50	20-Jul-19	19-Jul-26	A$1.47	700,000	—	—	—		700,000	175,000
50a	20-Jul-19	19-Jul-26	A$1.47	400,000	—	—	(400,000)	*	—	—
52	29-Aug-19	28-Aug-26	A$1.62	400,000	—	—	(400,000)		—	—
53	29-Aug-19	28-Aug-26	A$1.47	800,000	—	—	(800,000)		—	—
54	25-Nov-19	24-Nov-26	A$1.98	153,334	—	—	(133,334)		20,000	20,000
55	29-May-19	28-May-26	A$1.48	350,000	—	—	—		350,000	300,000
56	18-Nov-19	17-Nov-26	A$1.83	200,000	—	—	—		200,000	200,000
57	25-Nov-19	24-Nov-26	A$1.80	100,000	—	—	—		100,000	100,000
58	25-Nov-19	24-Nov-26	A$1.98	450,000	—	—	(200,000)		150,000	150,000
58	25-Nov-19	24-Nov-26	A$1.98		—	—	(100,000)	*
59	24-Jan-20	23-Jan-27	A$3.38	10,000	—	—	—		10,000	10,000
63	18-May-20	17-May-27	A$4.02	1,200,000	—	—	—		1,200,000	1,200,000
63a	18-May-20	17-May-27	A$3.65	2,400,000	—	—	(800,000)		1,200,000	200,000
63a	18-May-20	17-May-27	A$3.65		—	—	(400,000)	*
64	16-Jul-20	15-Jul-27	A$3.75	3,498,333	—	—	(176,668)		3,253,333	2,160,009
64	16-Jul-20	15-Jul-27	A$3.75		—	—	(68,332)	*
64a	16-Jul-20	15-Jul-27	A$3.41	2,700,000	—	—	(965,000)	*	1,735,000	478,334
64c	16-Jul-20	15-Jul-27	A$3.41	350,000	—	—	—		350,000	116,666
64d	16-Jul-20	15-Jul-27	A$3.41	300,000	—	—	—		300,000	100,000
64e	16-Jul-20	15-Jul-27	A$3.41	1,200,000	—	—	—		1,200,000	720,000
65	26-Aug-20	25-Aug-27	A$5.76	5,000	—	—	(3,334)		—	—
65	26-Aug-20	25-Aug-27	A$5.76		—	—	(1,666)	*
66	11-Sep-20	10-Sep-27	A$4.78	200,000	—	—	—		200,000	100,000
68	20-Nov-20	19-Nov-27	A$3.60	200,000	—	—	—		200,000	133,333
69	20-Nov-20	19-Nov-27	A$3.60	100,000	—	—	—		100,000	100,000
71	17-Feb-21	16-Feb-28	A$2.67	250,000	—	—	—		250,000	166,667
72	15-Apr-21	14-Apr-28	A$2.28	200,000	—	—	—		200,000	133,334

Series	Grant Date(1)	Expiry Date	Exercise Price	Opening Balance	Granted No. (during the year)	Exercised No. (during the year)	Lapsed/Forfeited* No. (during the year)		Closing Balance	Vested and exercisable No (end of year)
74	8-Sep-21	7-Sep-28	A$1.77	3,423,000	—	—	(50,001)		3,186,333	1,051,007
74	8-Sep-21	7-Sep-28	A$1.77		—	—	(186,666)	*
74a	8-Sep-21	7-Sep-28	A$1.77	4,150,000	—	—	(300,000)	*	3,850,000	923,334
74b	8-Sep-21	7-Sep-28	A$1.77	1,550,000	—	—	—		1,550,000	—
74c	8-Sep-21	7-Sep-28	A$1.77	650,000	—	—	(650,000)	*	—	—
75	23-Dec-21	22-Dec-28	A$1.42	200,000	—	—	—		200,000	100,000
76	17-Oct-22	16-Oct-29	A$1.03	—	1,250,000	—	—		1,250,000	—
77	23-May-22	22-May-29	A$1.01	—	200,000	—	—		200,000	66,667
78	24-Aug-22	23-Aug-29	A$0.85	—	200,000	—	0		200,000	—
79	17-Oct-22	16-Oct-29	A$1.13	—	5,844,500	—	-90000		5,754,500	—
79a	17-Oct-22	16-Oct-29	A$1.03	—	4,350,000	—	—		4,350,000	—
79b	17-Oct-22	16-Oct-29	A$1.13	—	225,000	—	—		225,000	—
79c	17-Oct-22	16-Oct-29	A$1.03	—	3,225,000	—	—		3,225,000	—
79d	17-Oct-22	16-Oct-29	A$1.03	—	1,200,000	—	—		1,200,000	—
80	08-Aug-22	07-Aug-29	A$0.93	—	100,000	—	—		100,000	100,000
81	11-Dec-20	10-Dec-27	A$4.60	—	100,000	—	—		100,000	100,000
82	21-Nov-22	20-Nov-29	A$1.12	—	100,000	—	—		100,000	—
83	30-Mar-23	29-Mar-30	A$1.03	—	180,000	—	(30,000)	*	150,000	—
June 30, 2023				49,650,468	16,974,500	—	(9,190,647)		57,434,321	26,464,507
Weighted average share purchase price				A$2.21	A$1.08	A$—	A$2.39		A$1.85	A$2.12
(1)The dates presented in the grant date column represent the date on which board approval was obtained. For valuation dates per IFRS 2, refer to Note 17(c).

Summary of Policies Related To Valuations of Options Approved and Granted
This policy applies to all issues shown in the above table with the exception of the following:

35a	Additional incentive rights granted pursuant to the Amendment Deed of the Equity Facility Agreement with Kentgrove Capital, dated July 30, 2019, had fully vested on the agreement date and will expire thirty six months after the date of the issue of the incentive right.

36a
Options were granted in two or three equal tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

49a, 49b, 50, 50a, 53, 64b, 64c, 64d, 64e, 71, 74a, 74b, 74c, 79c, 84, 87a, 89, 94
Options were granted in two or three equal tranches and are required to satisfy certain pre-specified performance conditions and time-based vesting conditions prior to vesting. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.

38a, 40a, 57 & 66
Options were granted in one tranche and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

39a
Options were granted in one or two equal tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

51 & 75
Options were granted in two equal tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

55
Options were granted in five tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives.

63a
Options were granted in three or eight tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.

64a
Options were granted in one, two, three or five tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.

69, 73, 80, 81 & 90	Options were granted in one tranche and vested on the date on which board approval was obtained

79a, 79d
Options were granted in two, three, four or five tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company's board of directors) in the Company achieving certain confidential commercial objectives. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.

85, 86, 88, 93, 98, 99, 101, 102
Options were granted in three equal tranches and are required to satisfy time-based vesting conditions. Time-based conditions restrict vesting to a maximum of one third at 6 months, two thirds at 9 months and full grant at 12 months.

87c
Options were granted in three tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.

87b
Options were granted in four or five tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.

92, 106
Options were granted in four tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company’s board of directors) in the Company achieving certain confidential commercial objectives. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.

96, 96a, 96b, 96c, 96d
Options were granted in eleven tranches and are required to satisfy time-based vesting conditions in accordance with a predefined vesting timetable. Time-based conditions restrict vesting to a maximum of six percent for the initial five tranches, twelve percent for the next five tranches and ten percent for the last tranche.

97a
Options were granted in two, three, or four tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company's board of directors) in the Company achieving certain confidential commercial objectives. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.

97b
Options were granted in two, three, or eight tranches and will vest on the date that the option holder has direct involvement (to the reasonable satisfaction of the Company's board of directors) in the Company achieving certain confidential commercial objectives. Time-based conditions restrict vesting to a maximum of one third at 12 months, two thirds at 24 months and full grant at 36 months, but only if the pre-specified performance conditions have been met.

105
Options were granted in seven tranches and are required to satisfy time-based vesting conditions. Time-based conditions restrict vesting to a maximum of one half at 6 months and the second half equally over the remainder 6 months.

Summary of Valuations of Options Approved and Granted
The model inputs for the valuations of options approved and granted during the year ended June 30, 2025 are as follows:

Series	Valuation date(1)	Exercise price per share A$	Share price at valuation date A$	Expected share price volatility	Life(2)	Dividend yield	Risk-free interest rate
91	15-Nov-24	0.32	1.57	72.64%	5.3 yrs	0%	4.26%
95	18-Jul-24	1.35	1.11	72.68%	5.8 yrs	0%	3.99%
96	24-Sep-24	0.01	1.06	72.55%	2.6 yrs	0%	3.51%
96a	24-Sep-24	0.01	1.06	72.55%	0.9 yrs	0%	3.51%
96b	24-Sep-24	0.01	1.06	72.55%	2.6 yrs	0%	3.51%
96c	15-Nov-24	0.01	1.57	72.64%	2.6 yrs	0%	4.26%
96d	15-Nov-24	0.01	1.57	72.64%	0.8 yrs	0%	4.26%
97	03-Oct-24	1.07	1.35	72.55%	5.8 yrs	0%	3.63%
97a	16-Dec-24	0.97	1.83	72.65%	5.7 yrs	0%	3.95%
97b	17-Dec-24	0.97	1.94	72.65%	5.7 yrs	0%	3.93%
97c	20-Dec-24	1.07	2.42	73.89%	5.6 yrs	0%	4.08%
97d	25-Jun-25	1.07	1.61	73.60%	5.2 yrs	0%	3.43%
98	17-Apr-25	1.44	1.65	73.83%	5.5 yrs	0%	3.58%
99	15-Nov-24	0.97	1.57	72.64%	5.7 yrs	0%	4.26%
100	20-Dec-24	2.01	2.42	73.89%	5.9 yrs	0%	4.08%
101	24-Apr-25	1.83	1.79	73.83%	5.6 yrs	0%	3.56%
102	07-May-25	1.83	1.72	73.77%	5.6 yrs	0%	3.59%
103	25-Jun-25	1.89	1.61	73.60%	5.8 yrs	0%	3.43%
104(3)	30-Jun-25	1.72	1.66	73.57%	5.8 yrs	0%	3.47%
105	06-Jun-25	1.72	1.76	73.64%	5.9 yrs	0%	3.57%
106	05-Jun-25	1.72	1.77	73.65%	5.9 yrs	0%	3.54%
(1)Valuation date is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement.
(2)Expected life after factoring likely early exercise.
(3)Fair value estimated at June 30, 2025 as the valuation date under IFRS2 has not been met as of June 30, 2025.
The model inputs for the valuations of options approved and granted during the year ended June 30, 2024 are as follows:

Series	Valuation date(1)	Exercise price per share A$	Share price at valuation date A$	Expected share price volatility	Life(2)	Dividend yield	Risk-free interest rate
84	31-Jul-23	0.92	1.18	64.95%	6.1 yrs	0%	3.84%
85	28-Nov-23	0.36	0.39	69.82%	6.3 yrs	0%	4.21%
86	28-Nov-23	0.36	0.39	69.82%	6.3 yrs	0%	4.21%
87	09-Jan-24	0.39	0.29	70.10%	6.2 yrs	0%	3.79%
87a	03-Jun-24	0.35	1.17	72.84%	5.8 yrs	0%	4.07%
87b	12-Jan-24	0.35	0.29	70.07%	6.1 yrs	0%	3.74%
87c	29-Jul-24	0.35	1.07	72.76%	5.6 yrs	0%	3.99%
88	15-Nov-23	0.35	0.37	69.82%	6.3 yrs	0%	4.23%
89	28-Nov-23	0.37	0.39	69.82%	6.3 yrs	0%	4.21%
90	28-Feb-24	0.01	0.30	69.97%	0.2 yrs	0%	3.80%
92	11-Apr-24	0.35	0.89	72.66%	5.9 yrs	0%	3.90%
93	03-Jun-24	1.23	1.17	72.84%	6.4 yrs	0%	4.07%
94	14-Oct-24	1.23	1.44	72.56%	5.6 yrs	0%	3.89%
(1)Valuation date is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement.
(2)Expected life after factoring likely early exercise.
The model inputs for the valuations of options approved and granted during the year ended June 30, 2023 are as follows:

Series	Valuation date(1)	Exercise price per share A$	Share price at valuation date A$	Expected share price volatility	Life(2)	Dividend yield	Risk-free interest rate
76	23-Nov-22	1.03	0.99	65.37%	6.3 yrs	0%	3.38%
77	23-Nov-22	1.01	0.99	65.37%	5.9 yrs	0%	3.38%
78	23-Nov-22	0.85	0.99	65.37%	6.1 yrs	0%	3.38%
79	09-Dec-22	1.13	1.04	65.43%	6.2 yrs	0%	3.11%
79a	21-Jun-23	1.03	1.18	65.04%	5.8 yrs	0%	3.88%
79b	16-Mar-23	1.13	0.97	65.29%	6.0 yrs	0%	2.99%
79c	23-Nov-22	1.03	0.99	65.37%	6.3 yrs	0%	3.38%
79d	07-Jul-23	1.01	1.15	64.98%	5.7 yrs	0%	4.19%
80	18-Nov-22	0.93	0.95	65.35%	6.1 yrs	0%	3.35%
81	18-Nov-22	4.60	0.95	65.35%	4.6 yrs	0%	3.35%
82	30-Dec-22	1.12	0.89	65.31%	6.3 yrs	0%	3.70%
83	06-Apr-23	1.03	0.97	65.17%	6.4 yrs	0%	2.90%
(1)Valuation date is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement.
(2)Expected life after factoring likely early exercise.